INCOME TAX	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 17 - INCOME TAX

Japan

The Company and the Japanese subsidiaries conduct its major businesses in and are subject to tax in this jurisdiction. As a result of its business activities, the Company and the Japanese subsidiaries apply the Japanese Group Relief System and file tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company and the Japanese subsidiaries are imposed by the national, prefectural, and municipal governments.

As of March 31, 2026, tax years ended March 31, 2019 to 2026 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

China

Yantai Propolife Wood Industry Co., Ltd. was incorporated under the laws of China. The income tax rate is 25%. As of March 31, 2026, at least over seven tax years until the year ended December 31, 2025 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

Vietnam

LogKnot Vietnam Co., Ltd. and Propolife Vietnam Co., Ltd. were incorporated under the laws of Vietnam. The income tax rate is 20%. As of March 31, 2026, at least over seven tax years until the year ended December 31, 2025 remain open for the local tax authority audit. The Company has received no notice of audit from the local tax authority for any of the open tax years.

For purposes of the disaggregation required by ASU 2023-09, the Company determined that tax information for foreign jurisdictions, primarily China and Vietnam, is not individually material to the consolidated financial statements. Therefore, the disclosures for deferred tax assets and liabilities, and net operating loss carryforwards are primarily attributable to the domestic (Japan) jurisdiction, and further disaggregation for foreign jurisdictions is not presented.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the years ended March 31, 2026, 2025 and 2024, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2026	2025	2024
Current	¥473,164	¥302,713	¥120,305
Deferred	18,079	91,910	76,049
Total	¥491,243	¥394,623	¥196,354

After the adoption of ASU 2023-09 on a prospective basis, a reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the years ended March 31, 2026 is as follows:

For the Fiscal Years Ended March 31, 2026	Thousands of Yen	Percent
Japanese statutory tax rate	¥432,782	34.59%
Special tax on retained earnings	49,226	3.92
Entertainment expenses not deductible	15,630	1.25
Change in valuation allowance	4,288	0.34
Other adjustments	(10,683)	(0.84)
Effective tax rate	¥491,243	39.26%

For the year ended March 31, 2025 and 2024, prior to the adoption of ASU 2023-09, a reconciliation of the effective income tax rate to the Japanese statutory income tax rate is as follows:

	For the Fiscal Years Ended March 31,
	2025	2024
Japanese statutory tax rate	34.59%	34.59%
Special tax on retained earnings	2.10	2.40
Entertainment expenses not deductible	0.53	1.77
Effect of change in income tax rate for deferred tax assets	(0.92)	0.35
Change in valuation allowance	(0.64)	(0.76)
Other adjustments	(1.29)	(0.58)
Effective tax rate	34.37%	37.76%

On March 31, 2025, amendments to Japanese tax regulations were enacted into law. As a result, the Japanese statutory tax rate was increased from 34.59% to 35.43% from the fiscal year beginning April 1, 2026.

The impact of differences in foreign statutory tax rates and other foreign tax adjustments is included in “Others” as the aggregated amount for foreign jurisdictions is not material to the consolidated financial statements.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Cash paid for income taxes, net of refunds and disaggregated by jurisdiction, during the years ended March 31, 2026 are as follows:

Thousands of Yen
Domestic	¥403,684
Foreign	1,456
Total	405,140

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at March 31, 2026 and 2025 are presented below:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Deferred income tax assets
Operating lease liabilities	¥1,402,681	¥1,581,389
Net operating losses carried forward	202,382	202,547
Long term prepaid expenses	108,758	-
Inventories	96,262	88,739
Deferred listing expenses	-	84,835
Other current liabilities	39,092	33,763
Loss on valuation of shares of subsidiaries	33,737	32,390
Enterprise taxes payables	19,656	30,858
Other non-current liabilities	21,893	30,491
Allowance for credit losses	29,999	27,407
Property, plant and equipment	-	16,277
Finance lease liabilities	6,540	9,730
Stock-based compensation	5,642	-
Others	72,541	65,083
Subtotal	2,039,183	2,203,509
Less: valuation allowance	(141,329)	(137,041)
Total deferred income tax assets	¥1,897,854	¥2,066,468

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,372,248)	¥(1,523,570)
Capitalized interest	(63,404)	(51,574)
Others	(21,514)	(32,557)
Total deferred income tax liabilities	¥(1,457,166)	¥(1,607,701)

Deferred income tax assets, net	¥440,688	¥458,767

The realization of deferred tax assets is dependent upon the generation of sufficient taxable income of the appropriate character in future periods. The Group regularly assesses the ability to realize its deferred tax assets and establish a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The Group weighs all available positive and negative evidence, including its earnings history and results of recent operations, projected future taxable income, and tax planning strategies.

The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth. The adjustments of a valuation allowance against deferred tax assets may cause greater volatility in the effective tax rate in the periods in which the valuation allowance is adjusted. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that the Group will utilize the benefits of these deferred tax assets, net of the valuation allowance, as of March 31, 2026 and 2025. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding the Group, effects by market conditions, effects of currency fluctuations or other factors.

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The net changes in the total valuation allowance were an increase of ¥4,288 thousand, a decrease of ¥7,320 thousand and a decrease of ¥3,959 thousand for years ended March 31, 2026, 2025 and 2024, respectively.

As of March 31, 2026, the Group had net operating losses which can be carried forward for income tax purposes of ¥620,486 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After two years through three years	¥14,116
After three years through four years	30,897
After four years through five years	229,200
After five years through six years	125,921
After six years through seven years	83,805
After seven years through eight years	26,896
After eight years through nine years	109,651
Total	¥620,486

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of March 31, 2026 and 2025, the management considered that the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest or penalties tax for the years ended March 31, 2026 and 2025. The Group does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from March 31.